PHOENIX INSIGHT FUNDS TRUST
                       PHOENIX INSIGHT INTERNATIONAL FUND

            Supplement dated November 17, 2006 to the A and C Shares and Institutional Shares Prospectuses and Statement of Additional Information
     dated June 26, 2006, as supplemented August 1, 2006 and October 2, 2006



IMPORTANT NOTICE TO INVESTORS

     The Board of Trustees of the Phoenix Insight Funds Trust (the "Board") has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Phoenix Insight International Fund, a series of Phoenix Insight Funds Trust with and into the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust.

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            MERGING FUND                          SURVIVING FUND
--------------------------------------- ----------------------------------------
Phoenix Insight International Fund      Phoenix Foreign Opportunities Fund
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     Pursuant to the Agreement, the Phoenix Insight International Fund will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund in exchange for shares of the Phoenix Insight International Fund and the assumption by the Phoenix Foreign Opportunities Fund of all liabilities of the Phoenix Insight International Fund. Following the exchange, the Phoenix Insight International Fund will distribute the shares of the Phoenix Foreign Opportunties Fund to its shareholders pro rata, in liquidation of the Phoenix Insight International Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Insight International Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the first quarter of 2007. Additional information about the reorganization, as well as information about Phoenix Foreign Opportunities Fund, will be distributed to shareholders of Phoenix Insight International Fund in the form of a Proxy/Prospectus.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4662/PIIF Merger (11/06)